FINANCIAL INSTRUMENTS (Details 5) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Non performing credit risk
Trade Receivables From Cash Clients [Member]
IfrsStatementLineItems [Line Items]
Non performing credit risk
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Non performing credit risk		5,004
Gross carrying amount [member] | Trade Receivables From Cash Clients [Member]
IfrsStatementLineItems [Line Items]
Non performing credit risk		2,360
Loss Allowance [Member] | Trade Receivables From Cash Clients [Member]
IfrsStatementLineItems [Line Items]
Non performing credit risk
Writeoffs [Member]
IfrsStatementLineItems [Line Items]
Non performing credit risk		(5,004)
Writeoffs [Member] | Trade Receivables From Cash Clients [Member]
IfrsStatementLineItems [Line Items]
Non performing credit risk		$ (2,360)